Financial Risk Management - Summary of Lease liabilities by maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Disclosure Of Lease Liabilities By Maturity [Line Items]
Lease liabilities	¥ 330,040	¥ 334,540	¥ 115,634
Total contractual cash flows	350,048
Within 1 year [member]
Disclosure Of Lease Liabilities By Maturity [Line Items]
Total contractual cash flows	55,486
Between 1 and 5 years [member]
Disclosure Of Lease Liabilities By Maturity [Line Items]
Total contractual cash flows	90,999
Later than 5 years [member]
Disclosure Of Lease Liabilities By Maturity [Line Items]
Total contractual cash flows	¥ 203,563